SCHEDULE OF OIL AND NATURAL GAS PROPERTIES (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Property, Plant and Equipment [Abstract]
Oil and gas properties – not subject to amortization	$ 7,341,252	$ 5,836,232		$ 5,583,720
Accumulated impairment
Oil and gas properties – not subject to amortization, net	$ 7,341,252	$ 5,836,232	$ 5,583,720	$ 5,583,720